FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Jun. 30, 2017
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate [1]	from	to	2017	2016

						(Dollars in Thousands)
Convertible	07/27/17	07/27/17	4.26%	4.26%	4.26%	$10,000	$10,000
Adjustable	08/11/17	09/01/17	1.25%	1.23%	1.27%	6,109	6,109

Total						$16,109	$16,109

Maturities of Federal Home Loan Bank Long-Term Advances

Maturing During Fiscal Year Ended June 30:	Amount	Weighted- Average Interest Rate
(Dollars in Thousands)
2018	$16,109	3.12%
2019	—	—
2020	—	—
2021	—	—
2022 and thereafter	—	—

Total	$16,109	3.12%

Schedule of Federal Home Loan Bank Short-Term Advances

	2017	2016
	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$155,799	$144,027
Average balance during the year	144,258	47,413
Maximum month-end balance during the year	155,799	144,027
Average interest rate during the year	0.78%	0.50%
Weighted-average rate at year-end	1.24%	0.54%